Asset retirement obligations	12 Months Ended
Dec. 31, 2021
Asset retirement obligations.
Asset retirement obligations

6.Asset retirement obligations

The Partnership has recognized the fair value of its asset retirement obligations related to the future costs of plugging, abandonment, and remediation of oil and natural gas producing properties. The present value of the estimated asset retirement obligations have been capitalized as part of the carrying amount of the related oil and natural gas properties. The liability has been accreted to its present value as of December 31, 2021 and 2020. In 2021 the estimated liability was revised downward due to price increases which extended the useful life of the assets. In 2020, declining prices lead to a decrease in the useful life of the assets resulting in an increase to the estimate. The Partnership evaluated 843 and 122, respectively, wells and has estimated a range of abandonment dates between the years 2023 and 2058.

The following table presents the changes in the asset retirement obligations during the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Asset retirement obligations, beginning of year	$503,543	$267,791	$46,835
Additions to capitalized asset retirement obligations	439,762	138,151	209,622
Revisions to asset retirement costs	(36,893)	63,160	2,905
Accretion of discount	57,016	34,441	8,429
Asset retirement obligations, end of year	$963,428	$503,543	$267,791